Submission	Sep. 16, 2025
Submission [Line Items]
Central Index Key	0000096223
Registrant Name	Jefferies Financial Group Inc.
Registration File Number	333-271881
Form Type	S-3
Submission Type	424B8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A